Organization, Consolidation and Principal Activities - Summary of Assets and Liabilities of the VIE's after elimination within the VIE structure included in the Company's consolidated balance sheets (Details)
¥ in Thousands, $ in Thousands
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 30,882	$ 4,311	¥ 63,202
Restricted cash	2,189	306	1,916
Accounts receivable, net	345,634	48,249	295,713
Prepayments and other current assets	110,900	15,479	112,044
Total current assets	489,605	68,345	472,875
Non-current assets:
Property and equipment, net	9,166	1,280	8,847
Intangible assets, net	48,738	6,804	57,985
Right-of-use assets, net	2,306	322	4,647
Goodwill	65,481	9,141	65,481
Deferred tax assets	39,820	5,559	31,548
Other non-current assets	193,227	26,973	225,643
Total non-current assets	358,738	50,079	394,151
Total assets	848,343	118,424	867,026
Current liabilities:
Accounts payable	188,703	26,342	145,777
Accrued expenses and other current liabilities	75,545	10,546	74,269
Short-term debt	115,420	16,112	110,021
Short-term lease liabilities	1,674	234	2,818
Amounts due to a related party	270	38	1,350
Total current liabilities	384,528	53,679	337,062
Non-current liabilities:
Deferred tax liabilities	2		599
Long-term debt	6,146	858	7,533
Long-term lease liabilities	587	82	1,635
Other non-current liabilities	52,490	7,327	62,408
Total non-current liabilities	56,309	7,860	69,348
Total liabilities	440,837	61,539	406,410
VIE
Current assets:
Cash and cash equivalents	22,371	3,123	50,397
Restricted cash	2,189	306	1,916
Accounts receivable, net	324,224	45,260	280,309
Prepayments and other current assets	105,643	14,747	102,237
Total current assets	454,427	63,436	434,859
Non-current assets:
Property and equipment, net	9,122	1,273	8,781
Intangible assets, net	48,738	6,804	57,985
Right-of-use assets, net	2,306	322	4,647
Goodwill	65,481	9,141	65,481
Deferred tax assets	39,335	5,491	31,064
Other non-current assets	193,227	26,973	225,643
Total non-current assets	358,209	50,004	393,601
Total assets	812,636	113,440	828,460
Current liabilities:
Accounts payable	185,753	25,930	145,750
Accrued expenses and other current liabilities	39,127	5,462	32,165
Short-term debt	108,336	15,123	102,848
Short-term lease liabilities	1,674	234	2,818
Inter-group balance due to Parent and WFOE	40,004	5,584	43,306
Amounts due to a related party	270	38	1,350
Total current liabilities	375,164	52,371	328,237
Non-current liabilities:
Deferred tax liabilities	2		599
Long-term debt	3,230	451	4,706
Long-term lease liabilities	587	82	1,635
Other non-current liabilities	52,435	7,320	62,352
Total non-current liabilities	56,254	7,853	69,292
Total liabilities	¥ 431,418	$ 60,224	¥ 397,529